Label	Element	Value
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	$ 127,686,000
APIC, Share-based Payment Arrangement, Increase for Cost Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	3,153,000
AOCI Attributable to Parent [Member]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	us-gaap_OtherComprehensiveIncomeForeignCurrencyTransactionAndTranslationAdjustmentNetOfTaxPortionAttributableToParent	802,000
Retained Earnings [Member]
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	(19,727,000)
Additional Paid-in Capital [Member]
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	127,685,000
APIC, Share-based Payment Arrangement, Increase for Cost Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	3,153,000
Ordinary Shares [Member] | Common Stock [Member]
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	$ 1,000
Stock Issued During Period, Shares, New Issues	us-gaap_StockIssuedDuringPeriodSharesNewIssues	16,041,198